Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Basic and Diluted Earnings Per Share
The following table presents our basic and diluted earnings per share:

Basic Earnings Per Common Share (Canadian $ in millions, except as noted)	2019	2018	2017
Net income attributable to equity holders of the bank	5,758	5,453	5,337
Dividends on preferred shares and distributions on other equity instruments	(211)	(184)	(184)
Net income available to common shareholders	5,547	5,269	5,153
Weighted-average number of common shares outstanding (in thousands)	638,881	642,930	649,650
Basic earnings per common share (Canadian $)	8.68	8.19	7.93

Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	5,547	5,269	5,153
Weighted-average number of common shares outstanding (in thousands)	638,881	642,930	649,650
Effect of dilutive instruments
Stock options potentially exercisable (1)	5,326	5,876	6,859
Common shares potentially repurchased	(3,847)	(3,893)	(4,548)
Weighted-average number of diluted common shares outstanding (in thousands)	640,360	644,913	651,961
Diluted earnings per common share (Canadian $)	8.66	8.17	7.90

(1)
In computing diluted earnings per share, we excluded average stock options outstanding of 1,177,152, 1,101,938 and 1,330,564 with weighted-average exercise prices of $101.83, $127.45 and $182.70 for the years ended October 31, 2019, 2018 and 2017, respectively, as the average share price for the period did not exceed the exercise price.

Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).